Financial instruments - additional disclosures (Details 12) $ in Millions, € in Billions, ¥ in Billions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 JPY (¥)	Dec. 31, 2020 EUR (€)
Disclosure of derivative financial instruments [line items]
Transfers out of Level 3 of fair value hierarchy, assets	$ (73)	$ (166)
Transfers into Level 3 of fair value hierarchy, assets	29	0
Amount of change in OCI when most significant parameters for level 3 change more than 10%	246
Amount of change in OCI when POS for level 3 change more than 10%	198
Fair value of other financial assets sold	254	206
Long-term financial debt with a carrying amount	$ 2,100	2,300	€ 1.8		€ 1.8
Maximum margin percentage impact of commodity price change	10.00%
Maximum holding in unrelated company	5.00%
Unrealized loss was recognized in other comprehensive income and accumulated in currency translation effects in relation with this net investment hedge		201
Unrealized income was recognized in other comprehensive income and accumulated in currency translation effects in relation with this net investment hedge	$ 216
Borrowings commercial paper maximum borrowing amount	$ 900	4,300
Borrowings commercial paper, number of programs	3		3	3
Borrowings credit facility committed	$ 6,000
Borrowings credit facility short term		7,000
Amount borrowed under the credit facility		7,000
Net loss/gain recorded on equity securities and fund investments at fair value through the consolidated income statement	173	212
Fair value of fund investments and equity securities	2,200	$ 2,200
US commercial paper programs [member]
Disclosure of derivative financial instruments [line items]
Borrowings commercial paper maximum borrowing amount	$ 9,000
Borrowings commercial paper, number of programs	2		2	2
JP commercial paper programs [member]
Disclosure of derivative financial instruments [line items]
Borrowings commercial paper maximum borrowing amount	$ 1,300			¥ 150
Borrowings commercial paper, number of programs	1		1	1
Largest financial institution [member]
Counterparty risk [abstract]
Percentage of entity's cash and cash equivalents held with financial institution	9.70%	14.10%
Second largest financial institution [member]
Counterparty risk [abstract]
Percentage of entity's cash and cash equivalents held with financial institution	9.70%	12.60%
Third largest financial institution [member]
Counterparty risk [abstract]
Percentage of entity's cash and cash equivalents held with financial institution	7.60%	9.70%